Goodwill and Intangibles	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets
The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2013				2012
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$88	$(57)	$3	$34	$88	$—	$2	$90
Forest Products Resins	81	—	(3)	78	81	—	(2)	79
Total	$169	$(57)	$—	$112	$169	$—	$—	$169

The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2013 and 2012 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2011	$90	$77	$167
Foreign currency translation	—	2	2
Goodwill balance at December 31, 2012	90	79	169
Foreign currency translation	1	(1)	—
Impairments	(57)	—	(57)
Goodwill balance at December 31, 2013	$34	$78	$112

In 2013, as a result of the estimated fair value of the Company’s epoxy reporting unit being significantly less than the carrying value of its net assets, the Company recognized a goodwill impairment charge of $57 in its Epoxy, Phenolic and Coating Resins segment, which has been included in “Asset impairments” in the Consolidated Statements of Operations (see Note 7).
The Company’s intangible assets with identifiable useful lives consist of the following as of December 31:

	2013				2012
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$112	$—	$(70)	$42	$110	$—	$(65)	$45
Customer lists and contracts	93	(17)	(54)	22	93	(17)	(49)	27
Other	25	—	(7)	18	25	—	(6)	19
Total	$230	$(17)	$(131)	$82	$228	$(17)	$(120)	$91

The impact of foreign currency translation on intangible assets is included in accumulated amortization.
In 2011, as a result of the permanent closure of a large customer and continued competitive pressures resulting in successive periods of negative cash flows associated with certain assets within the Company’s European forest products business, the Company recorded an impairment charge of $17 on certain customer list assets in its Forest Products Resins segment, which has been included in “Asset impairments” in the Consolidated Statements of Operations (see Note 7).
Total intangible amortization expense for the years ended December 31, 2013, 2012 and 2011 was $13, $13 and $15, respectively.
Estimated annual intangible amortization expense for 2014 through 2018 is as follows:

2014	$13
2015	13
2016	12
2017	10
2018	7